Share capital (Tables)	6 Months Ended
Jun. 30, 2024
Share Capital, Reserves And Other Equity Interest [Abstract]
Summary of Issued and Fully Paid Ordinary Shares
ISSUED AND FULLY PAID ORDINARY SHARES OF €0.07 EACH

	Number of shares	Nominal value ($ million)
At January 1, 2024	6,524,109,049	544
Repurchases of shares	(199,993,563)	(17)
At June 30, 2024	6,324,115,486	528
At January 1, 2023	7,003,503,393	584
Repurchases of shares	(268,292,487)	(22)
At June 30, 2023	6,735,210,906	562